Schedule of investments

Delaware High-Yield Opportunities Fund	October 31, 2019 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 91.49%
Automotive - 0.53%
Allison Transmission 144A 5.875% 6/1/29 #	914,000	$987,120
		987,120
Banking - 4.00%
Ally Financial 8.00% 11/1/31	1,125,000	1,577,813
Credit Suisse Group 144A 6.25% #µy	950,000	1,015,324
NFP 144A 8.00% 7/15/25 #	485,000	493,487
Popular 6.125% 9/14/23	1,825,000	1,966,437
Royal Bank of Scotland Group 8.625% µy	1,795,000	1,938,600
Synovus Financial 5.90% 2/7/29 µ	480,000	514,800
		7,506,461
Basic Industry - 10.66%
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,059,406
Boise Cascade 144A 5.625% 9/1/24 #	662,000	691,790
First Quantum Minerals
144A 7.25% 5/15/22 #	475,000	477,969
144A 7.50% 4/1/25 #	510,000	513,187
Freeport-McMoRan 5.45% 3/15/43	1,025,000	958,375
Hudbay Minerals 144A 7.625% 1/15/25 #	1,020,000	1,043,587
IAMGOLD 144A 7.00% 4/15/25 #	500,000	518,750
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,465,000	1,556,563
KB Home 4.80% 11/15/29	160,000	161,700
Kraton Polymers 144A 7.00% 4/15/25 #	930,000	948,600
Lennar 5.00% 6/15/27	560,000	606,900
M/I Homes 5.625% 8/1/25	1,200,000	1,254,000
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,167,000	1,213,680
Novelis 144A 5.875% 9/30/26 #	655,000	689,453
OCI 144A 5.25% 11/1/24 #	440,000	456,500
Olin
5.00% 2/1/30	985,000	973,919
5.625% 8/1/29	965,000	1,004,343
Standard Industries 144A 6.00% 10/15/25 #	1,855,000	1,957,025
Steel Dynamics
5.00% 12/15/26	808,000	862,702
5.50% 10/1/24	673,000	694,873
Tms International Holding 144A 7.25% 8/15/25 #	515,000	427,450
TPC Group 144A 10.50% 8/1/24 #	890,000	947,850
Tronox Finance 144A 5.75% 10/1/25 #	1,030,000	975,925
		19,994,547
Capital Goods - 7.61%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,025,000	1,078,813
Ashtead Capital 144A 5.25% 8/1/26 #	965,000	1,033,756
Berry Global 144A 5.625% 7/15/27 #	1,105,000	1,175,444

NQ-137 [10/19] 12/19 (1029349) 1

Schedule of investments

Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier 144A 7.50% 3/15/25 #	995,000	$955,200
EnPro Industries 5.75% 10/15/26	1,215,000	1,287,900
Granite Holdings US Acquisition 144A 11.00% 10/1/27 #	485,000	452,263
Intertape Polymer Group 144A 7.00% 10/15/26 #	1,020,000	1,069,572
Mauser Packaging Solutions Holding 144A
7.25% 4/15/25 #	985,000	945,600
TransDigm
144A 5.50% 11/15/27 #	475,000	474,615
144A 6.25% 3/15/26 #	1,155,000	1,240,181
Trivium Packaging Finance
144A 5.50% 8/15/26 #	655,000	688,569
144A 8.50% 8/15/27 #	655,000	697,575
United Rentals North America
5.25% 1/15/30	865,000	912,575
5.875% 9/15/26	865,000	921,225
6.50% 12/15/26	700,000	760,375
Zekelman Industries 144A 9.875% 6/15/23 #	558,000	588,871
		14,282,534
Communications - 7.78%
Altice Luxembourg 144A 7.625% 2/15/25 #	540,000	558,900
C&W Senior Financing
144A 6.875% 9/15/27 #	280,000	295,750
144A 7.50% 10/15/26 #	1,165,000	1,253,831
CenturyLink 7.50% 4/1/24	885,000	1,006,687
Cincinnati Bell 144A 7.00% 7/15/24 #	1,130,000	1,025,475
Frontier Communications 144A 8.00% 4/1/27 #	964,000	1,014,610
Level 3 Financing 5.375% 5/1/25	1,425,000	1,476,656
Sprint
7.125% 6/15/24	910,000	989,625
7.625% 3/1/26	595,000	659,706
7.875% 9/15/23	1,540,000	1,703,625
Sprint Capital 8.75% 3/15/32	470,000	574,283
T-Mobile USA
6.00% 4/15/24	640,000	665,600
6.375% 3/1/25 =	1,145,000	0
6.50% 1/15/26	1,070,000	1,147,682
6.50% 1/15/26 =	100,000	0
Vodafone Group 7.00% 4/4/79 µ	680,000	787,942
Zayo Group 6.375% 5/15/25	1,389,000	1,433,101
		14,593,473

2 NQ-137 [10/19] 12/19 (1029349)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical - 5.33%
AMC Entertainment Holdings 6.125% 5/15/27	1,900,000	$1,727,813
Boyd Gaming 6.00% 8/15/26	1,450,000	1,542,437
Golden Nugget 144A 8.75% 10/1/25 #	696,000	734,280
Hilton Domestic Operating 144A 4.875% 1/15/30 #	495,000	527,175
MGM Growth Properties Operating Partnership 144A
5.75% 2/1/27 #	1,445,000	1,634,656
MGM Resorts International 5.75% 6/15/25	1,075,000	1,198,625
Scientific Games International 144A 8.25% 3/15/26 #	1,455,000	1,542,300
William Carter 144A 5.625% 3/15/27 #	1,025,000	1,096,750
		10,004,036
Consumer Non-Cyclical - 2.97%
JBS USA
144A 5.50% 1/15/30 #	490,000	529,200
144A 5.75% 6/15/25 #	180,000	187,650
144A 6.50% 4/15/29 #	675,000	752,645
144A 6.75% 2/15/28 #	1,055,000	1,164,467
Pilgrim’s Pride 144A 5.75% 3/15/25 #	935,000	972,400
Post Holdings 144A 5.50% 12/15/29 #	970,000	1,024,999
Spectrum Brands 144A 5.00% 10/1/29 #	920,000	943,000
		5,574,361
Energy - 13.03%
AmeriGas Partners 5.875% 8/20/26	1,165,000	1,296,063
Cheniere Corpus Christi Holdings 7.00% 6/30/24	985,000	1,135,291
Cheniere Energy Partners
144A 4.50% 10/1/29 #	895,000	916,256
5.25% 10/1/25	550,000	571,313
Chesapeake Energy
7.00% 10/1/24	430,000	291,325
8.00% 1/15/25	1,415,000	940,975
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,065,000	1,075,671
DCP Midstream Operating 5.125% 5/15/29	1,010,000	1,028,937
Genesis Energy 6.50% 10/1/25	1,575,000	1,502,156
Gulfport Energy 6.375% 1/15/26	770,000	465,850
Murphy Oil
5.625% 12/1/42	1,655,000	1,416,961
6.875% 8/15/24	1,370,000	1,451,981
Murphy Oil USA
4.75% 9/15/29	410,000	428,963
5.625% 5/1/27	1,475,000	1,590,370
NuStar Logistics 6.00% 6/1/26	1,265,000	1,358,231
Oasis Petroleum 144A 6.25% 5/1/26 #	1,050,000	719,775
Precision Drilling 144A 7.125% 1/15/26 #	1,590,000	1,383,300

NQ-137 [10/19] 12/19 (1029349) 3

Schedule of investments

Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Southwestern Energy 7.75% 10/1/27	1,780,000	$1,539,700
Summit Midstream Holdings 5.75% 4/15/25	990,000	772,200
Targa Resources Partners
5.375% 2/1/27	1,215,000	1,249,931
5.875% 4/15/26	950,000	995,220
Transocean 144A 9.00% 7/15/23 #	1,375,000	1,405,937
WPX Energy 5.25% 10/15/27	945,000	921,375
		24,457,781
Healthcare - 8.81%
AMN Healthcare 144A 4.625% 10/1/27 #	485,000	495,248
Bausch Health 144A 5.50% 11/1/25 #	1,985,000	2,081,788
Catalent Pharma Solutions 144A 5.00% 7/15/27 #	330,000	345,675
Charles River Laboratories International 144A
5.50% 4/1/26 #	1,835,000	1,958,863
Eagle Holding II 144A PIK 7.75% 5/15/22 # ❆	1,010,000	1,027,675
Encompass Health
4.50% 2/1/28	965,000	989,125
4.75% 2/1/30	315,000	325,631
5.75% 11/1/24	765,000	775,041
Hadrian Merger 144A 8.50% 5/1/26 #	1,095,000	1,079,944
HCA
5.375% 2/1/25	795,000	875,494
5.875% 2/1/29	525,000	595,875
7.58% 9/15/25	690,000	829,725
Hill-Rom Holdings
144A 4.375% 9/15/27 #	325,000	335,563
144A 5.00% 2/15/25 #	590,000	614,337
IQVIA 144A 5.00% 5/15/27 #	840,000	892,500
Tenet Healthcare
5.125% 5/1/25	385,000	395,106
8.125% 4/1/22	2,015,000	2,188,792
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	780,000	732,225
		16,538,607
Insurance - 3.03%
Acrisure 144A 7.00% 11/15/25 #	575,000	529,000
GTCR AP Finance 144A 8.00% 5/15/27 #	660,000	676,500
HUB International 144A 7.00% 5/1/26 #	1,145,000	1,182,213
USI 144A 6.875% 5/1/25 #	1,465,000	1,494,300
WellCare Health Plans 144A 5.375% 8/15/26 #	1,690,000	1,801,963
		5,683,976

4 NQ-137 [10/19] 12/19 (1029349)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media - 12.12%
CCO Holdings
144A 5.375% 6/1/29 #	930,000	$995,100
144A 5.50% 5/1/26 #	25,000	26,406
144A 5.75% 2/15/26 #	1,815,000	1,921,177
144A 5.875% 5/1/27 #	560,000	595,000
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	1,494,000	1,646,201
Connect Finco 144A 6.75% 10/1/26 #	1,355,000	1,405,813
CSC Holdings
144A 5.75% 1/15/30 #	990,000	1,043,213
6.75% 11/15/21	905,000	977,400
144A 7.50% 4/1/28 #	880,000	994,400
144A 7.75% 7/15/25 #	725,000	779,375
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	985,000	1,046,563
Diamond Sports Group 144A 6.625% 8/15/27 #	1,685,000	1,739,763
Gray Television 144A 7.00% 5/15/27 #	985,000	1,081,550
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	480,000	492,600
Netflix
144A 4.875% 6/15/30 #	480,000	486,480
144A 5.375% 11/15/29 #	335,000	353,844
Nexstar Broadcasting 144A 5.625% 7/15/27 #	1,655,000	1,749,666
Radiate Holdco 144A 6.625% 2/15/25 #	1,547,000	1,570,205
Scripps Escrow 144A 5.875% 7/15/27 #	660,000	677,952
Sirius XM Radio
144A 4.625% 7/15/24 #	495,000	518,513
144A 5.375% 4/15/25 #	1,600,000	1,670,000
VTR Finance 144A 6.875% 1/15/24 #	951,000	977,153
		22,748,374
Real Estate - 0.92%
HAT Holdings I 144A 5.25% 7/15/24 #	1,640,000	1,728,150
		1,728,150
Services - 3.05%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,210,000	1,265,963
Clean Harbors
144A 4.875% 7/15/27 #	580,000	606,065
144A 5.125% 7/15/29 #	580,000	619,150
Covanta Holding 6.00% 1/1/27	940,000	987,000
Prime Security Services Borrower
144A 5.75% 4/15/26 #	920,000	945,875
144A 9.25% 5/15/23 #	348,000	366,749
Staples 144A 10.75% 4/15/27 #	895,000	933,037
		5,723,839

NQ-137 [10/19] 12/19 (1029349) 5

Schedule of investments

Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics - 6.17%
Banff Merger 144A 9.75% 9/1/26 #	545,000	$510,256
Broadcom 3.50% 1/15/28	985,000	964,595
Camelot Finance 144A 4.50% 11/1/26 #	790,000	800,191
CDK Global 5.875% 6/15/26	1,360,000	1,460,300
CommScope Technologies
144A 5.00% 3/15/27 #	290,000	238,525
144A 6.00% 6/15/25 #	910,000	819,227
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,105,000	1,151,963
Micron Technology 4.663% 2/15/30	985,000	1,035,827
NCR 144A 6.125% 9/1/29 #	990,000	1,040,737
RP Crown Parent 144A 7.375% 10/15/24 #	1,537,000	1,598,188
SS&C Technologies 144A 5.50% 9/30/27 #	963,000	1,029,206
Verscend Escrow 144A 9.75% 8/15/26 #	875,000	934,063
		11,583,078
Transportation - 1.66%
Avis Budget Car Rental 144A 6.375% 4/1/24 #	360,000	376,650
Avolon Holdings Funding
144A 4.375% 5/1/26 #	675,000	714,953
144A 5.25% 5/15/24 #	525,000	573,825
DAE Funding 144A 5.75% 11/15/23 #	1,060,000	1,113,000
VistaJet Malta Finance 144A 10.50% 6/1/24 #	335,000	326,625
		3,105,053
Utilities - 3.82%
Calpine
144A 5.25% 6/1/26 #	623,000	650,256
144A 5.875% 1/15/24 #	1,650,000	1,690,425
TerraForm Power Operating
144A 4.75% 1/15/30 #	925,000	959,687
144A 5.00% 1/31/28 #	460,000	487,462
Vistra Operations
144A 5.00% 7/31/27 #	1,352,000	1,402,700
144A 5.50% 9/1/26 #	1,278,000	1,353,683
144A 5.625% 2/15/27 #	595,000	632,931
		7,177,144
Total Corporate Bonds (cost $167,638,065)		171,688,534

Loan Agreements – 5.53%
ADT Tranche B 1st Lien 5.247% (LIBOR01M + 3.25%)
9/23/26 •	493,000	477,131
Air Medical Group Holdings Tranche B 1st Lien 5.096%
(LIBOR01M + 3.25%) 4/28/22 •	403,182	362,234

6 NQ-137 [10/19] 12/19 (1029349)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Applied Systems 2nd Lien 9.104% (LIBOR03M + 7.00%)
9/19/25 •	1,898,579	$1,928,244
Blue Ribbon 1st Lien 6.266% (LIBOR03M + 4.00%)
11/13/21 •	347,103	300,823
Chuck E. Cheese Entertainment Tranche B 1st Lien
8.286% (LIBOR01M + 6.50%) 8/30/26 •	500,000	480,625
Frontier Communications Tranche B1 1st Lien 5.54%
(LIBOR01M + 3.75%) 6/15/24 •	980,467	978,425
Howden Tranche B 1st Lien 7.354% (LIBOR03M + 5.25%)
9/30/26 •	494,000	468,683
Kronos 2nd Lien 10.503% (LIBOR03M + 8.25%) 11/1/24 •	883,000	892,934
Liberty Latin America Tranche B 1st Lien 6.828%
(LIBOR03M + 5.00%) 10/25/26 •	365,000	368,308
Merrill Communications Tranche B 1st Lien 7.089%
(LIBOR03M + 5.00%) 9/26/26 •	678,000	677,153
Power Solutions 1st Lien 5.30% (LIBOR01M + 3.50%)
4/30/26 •	570,000	562,868
Stars Group Tranche B 1st Lien 5.604% (LIBOR03M +
3.50%) 7/10/25 •	526,639	529,325
Summit Midstream Partners Holdings Tranche B 1st Lien
7.786% (LIBOR01M + 6.00%) 5/21/22 •	479,029	466,853
United Pacific Tranche B 1st Lien
0.00% 11/14/26 • X	513,333	513,333
0.00% 10/28/26 • X	146,667	146,667
Vantage Specialty Chemicals 2nd Lien 10.337%
(LIBOR02M + 8.25%) 10/26/25 •	560,000	509,600
Verscend Holding Tranche B 1st Lien 6.286% (LIBOR01M
+ 4.50%) 8/27/25 •	710,313	712,262
Total Loan Agreements (cost $10,535,890)		10,375,468

	Number of shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

Short-Term Investments – 3.32%
Money Market Mutual Funds - 3.32%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.72%)	1,247,893	1,247,893
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.72%)	1,247,893	1,247,893
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.71%)	1,247,893	1,247,893

NQ-137 [10/19] 12/19 (1029349) 7

Schedule of investments

Delaware High-Yield Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.72%)	1,247,893	$1,247,892
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.67%)	1,247,893	1,247,892
Total Short-Term Investments (cost $6,239,463)		6,239,463

Total Value of Securities – 100.34%
(cost $184,542,080)		188,303,465
Liabilities Net of Receivables and Other Assets – (0.34%)		(644,037)
Net Assets Applicable to 49,928,445 Shares Outstanding – 100.00%		$187,659,428

#  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
    At Oct. 31, 2019, the aggregate value of Rule 144A securities was $108,289,237, which represents
    57.71% of the Fund’s net assets.
❆ PIK. The first payment of cash and/or principal will be made after Oct. 31, 2019.

=  The value of this security was determined using significant unobservable inputs and is reported as a
    Level 3 security.

°  Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2019.
   Rate will reset at a future date.
y No contractual maturity date.

† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
  Oct. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
  LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X This loan will settle after Oct. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate

8 NQ-137 [10/19] 12/19 (1029349)

(Unaudited)

Summary of abbreviations (continued):
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-kind
USD – US Dollar

NQ-137 [10/19] 12/19 (1029349) 9